Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with Item 402(v) of Regulation S-K, below is a comparison of compensation actually paid (“CAP”) and certain measures of financial performance. For further information concerning our compensation philosophy and how we align executive compensation with performance, refer to the “Executive Compensation – Compensation Discussion and Analysis” section.

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	SCT Total for First PEO(1) (b)($)	CAP for First PEO(2) (c)($)	SCT Total for Second PEO(3) (b)($)	CAP for Second PEO(2) (c)($)	Avg. SCT Total for Non-PEO NEOs(7) (d)($)	Avg. CAP for Non-PEO NEOs(8) (e)($)	Total Shareholder Return(4) (f)($)	Peer Group Total Shareholder Return(4) (g)($)	Net Income (Loss)(5) (in thousands) (h)($)	Company Selected Measure: Annual Recurring Revenue(6)(in thousands) (i)($)
2023	14,845,940	38,679,011	N/A	N/A	5,480,229	10,332,003	136	164	(254,560)	1,561,981
2022	12,928,676	3,241,068	N/A	N/A	4,990,357	(2,231,182)	68	129	(798,946)	1,202,438
2021	37,808,805	30,852,801	181,250	(4,475,791)	4,611,376	10,050,763	162	146	(1,035,589)	878,733

(1)	Total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2023 Summary Compensation Table” (“SCT”) above. Mr. Ramaswami has served as our Principal Executive Officer (“PEO”) since his hire on December 9, 2020 (“First PEO”).

(2)	For each covered year, the values included in column (c) for the CAP to our PEO and in column (e) for the average CAP to our non-PEO named executive officers reflect the adjustments set forth below. CAP does not mean these amounts were earned or paid during the year. CAP is an amount derived from the starting point of total compensation as presented in the SCT under the methodology prescribed under the SEC’s rules, which is solely based on adjustments to equity award values. Nutanix does not maintain a pension plan and does not pay dividends on its common stock so no adjustments for these factors were necessary. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of the equity awards as of the grant date.
(3)	Mr. Dheeraj Pandey previously served as our CEO before retiring from Nutanix in December 2020. We have included Mr. Pandey in the table above in accordance with Item 402(v) of Regulation S-K. However, Mr. Pandey has been excluded from the tables and graphs below as we do not believe Mr. Pandey’s further inclusion is material to any conclusions that may be drawn from this analysis.
(4)	Cumulative TSR represents the value of an initial fixed investment of $100 on July 31, 2020 in the company (column (f)) and the Nasdaq Computer Index (column (g)) for the fiscal years ended July 31, 2021, 2022, and 2023. The Nasdaq Computer Index is also used in the company’s performance graph in our Annual Report on Form 10-K.
(5)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year in accordance with accounting principles generally accepted in the United States.
(6)	Annual Recurring Revenue for any given period is defined as the sum of ACV for all non life-of-device contracts in effect as of the end of a specific period. For the purposes of this calculation, we assume that the contract term begins on the date a contract is booked, unless the terms of such contract prevent us from fulfilling our obligations until a later period, and irrespective of the periods in which we would recognize revenue for such contract. Annual Contract Value is defined as the total annualized value of a contract, excluding amounts related to professional services and hardware. The total annualized value for a contract is calculated by dividing the total value of the contract by the number of years in the term of such contract, using, where applicable, an assumed term of five years for contracts that do not have a specified term.
(7)	The table below shows the adjustments made to the SCT totals (column (b) above) for our First PEO, Mr. Rajiv Ramaswami, to determine CAP (column (c) above).

	PEO	FY 2021 ($)	FY 2022 ($)	FY 2023 ($)
	Summary Compensation Table - Total Compensation (column (b) for first PEO)	37,808,805	12,928,676	14,845,940
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	36,350,054	11,165,080	13,153,930
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	29,394,050	4,126,603	19,843,084
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	—	(5,948,177)	11,280,867
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—	600,563	1,487,145
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	2,698,484	4,375,905
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
=	Compensation Actually Paid (column (e))	30,852,801	3,241,068	38,679,011

(8)	The table below shows the adjustments made to the average SCT totals for our non-PEO NEOs (column (d) above) to determine CAP (column (e) above).

	Average of non-PEO NEOs(1)	FY 2021 ($)	FY 2022 ($)	FY 2023 ($)
	Summary Compensation Table - Total Compensation (column (d))	4,611,376	4,990,357	5,480,229
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	3,430,509	4,216,833	4,618,733
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	4,149,288	1,109,071	6,967,492
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	3,009,834	(2,041,987)	1,705,032
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	802,254	201,176	522,181
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	908,521	(439,620)	780,135
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	1,833,346	504,333
=	Compensation Actually Paid (column (e))	10,050,763	(2,231,182)	10,332,003

(1)	Average of the total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2023 Summary Compensation Table” above for the applicable year for the named executive officers, other than our PEO, which are comprised of the following individuals: for fiscal year 2023, Ms. Sivaraman and Messrs. Sangster and Wall; for fiscal year 2022, Ms. Sivaraman and Messrs. Sangster, Wall, and Williams; and for fiscal year 2021, Messrs. Sangster, Wall, Williams, and Kaddaras.

Company Selected Measure Name	Annual Recurring Revenue
Named Executive Officers, Footnote [Text Block]

(1)	Total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2023 Summary Compensation Table” (“SCT”) above. Mr. Ramaswami has served as our Principal Executive Officer (“PEO”) since his hire on December 9, 2020 (“First PEO”).

(1)	Average of the total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2023 Summary Compensation Table” above for the applicable year for the named executive officers, other than our PEO, which are comprised of the following individuals: for fiscal year 2023, Ms. Sivaraman and Messrs. Sangster and Wall; for fiscal year 2022, Ms. Sivaraman and Messrs. Sangster, Wall, and Williams; and for fiscal year 2021, Messrs. Sangster, Wall, Williams, and Kaddaras.

Adjustment To PEO Compensation, Footnote [Text Block]

	PEO	FY 2021 ($)	FY 2022 ($)	FY 2023 ($)
	Summary Compensation Table - Total Compensation (column (b) for first PEO)	37,808,805	12,928,676	14,845,940
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	36,350,054	11,165,080	13,153,930
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	29,394,050	4,126,603	19,843,084
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	—	(5,948,177)	11,280,867
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—	600,563	1,487,145
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	2,698,484	4,375,905
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
=	Compensation Actually Paid (column (e))	30,852,801	3,241,068	38,679,011

Non-PEO NEO Average Total Compensation Amount	$ 5,480,229	$ 4,990,357	$ 4,611,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,332,003	(2,231,182)	10,050,763
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Average of non-PEO NEOs(1)	FY 2021 ($)	FY 2022 ($)	FY 2023 ($)
	Summary Compensation Table - Total Compensation (column (d))	4,611,376	4,990,357	5,480,229
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	3,430,509	4,216,833	4,618,733
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	4,149,288	1,109,071	6,967,492
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	3,009,834	(2,041,987)	1,705,032
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	802,254	201,176	522,181
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	908,521	(439,620)	780,135
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	1,833,346	504,333
=	Compensation Actually Paid (column (e))	10,050,763	(2,231,182)	10,332,003

(1)	Average of the total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2023 Summary Compensation Table” above for the applicable year for the named executive officers, other than our PEO, which are comprised of the following individuals: for fiscal year 2023, Ms. Sivaraman and Messrs. Sangster and Wall; for fiscal year 2022, Ms. Sivaraman and Messrs. Sangster, Wall, and Williams; and for fiscal year 2021, Messrs. Sangster, Wall, Williams, and Kaddaras.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. ARR
Tabular List [Table Text Block]	Tabular List of Most Important Performance Measures
ARR (Annual Recurring Revenue)
Non-GAAP Operating Expenses (excluding commissions)
Relative Total Shareholder Return
Employee Engagement

Total Shareholder Return Amount	$ 136	68	162
Peer Group Total Shareholder Return Amount	164	129	146
Net Income (Loss) Attributable to Parent	$ (254,560,000)	$ (798,946,000)	$ (1,035,589,000)
Company Selected Measure Amount	1,561,981,000	1,202,438,000	878,733,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ARR (Annual Recurring Revenue)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Expenses (excluding commissions)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Employee Engagement
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,618,733	$ 4,216,833	$ 3,430,509
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,967,492	1,109,071	4,149,288
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,705,032	(2,041,987)	3,009,834
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	522,181	201,176	802,254
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	780,135	(439,620)	908,521
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,333	1,833,346
Mr. Rajiv Ramaswami
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	14,845,940	12,928,676	37,808,805
PEO Actually Paid Compensation Amount	38,679,011	3,241,068	30,852,801
Mr. Rajiv Ramaswami | PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,153,930	11,165,080	36,350,054
Mr. Rajiv Ramaswami | PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,843,084	4,126,603	29,394,050
Mr. Rajiv Ramaswami | PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,280,867	(5,948,177)
Mr. Rajiv Ramaswami | PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,487,145	600,563
Mr. Rajiv Ramaswami | PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,375,905	2,698,484
Mr. Rajiv Ramaswami | PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Second PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			181,250
PEO Actually Paid Compensation Amount			$ (4,475,791)
Mr. Rajiv Ramaswami | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Ramaswami	Mr. Ramaswami	Mr. Ramaswami
Ms Sivaraman | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Ms. Sivaraman	Ms. Sivaraman
Mr. Sangster | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Sangster	Sangster	Sangster
Mr. Wall | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Wall	Wall
Mr. Williams | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Williams	Williams
Mr. Kaddaras | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Kaddaras